EQUITY TRANSACTIONS - Summary of warrants outstanding (Details)	Dec. 31, 2011
Accounting Policies [Abstract]
Number of warrants outstanding	100,000
Expiration date	2011-12
$2.50 exercise price per share
Number of warrants outstanding	2,132,800
Expiration date	2012-12
$2.50 exercise price per share
Number of warrants outstanding	170,624
Expiration date	2014-09
$2.50 exercise price per share
Number of warrants outstanding	250,000
Expiration date	2016-05